Cover	Nov. 11, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 1 to Current Report on Form 8-K is filed by Fat Projects Acquisition Corp, a Cayman Islands corporation (Nasdaq: FATPU, FATP, FATPW), referred to herein as "FATP" or the "Company" to correct information in Item 8.01 of the original Current Report on Form 8-K (the "Original Report"). The Original Report incorrectly stated that "As of the close of business on November 15, 2023, the Public Shares will be deemed cancelled and will represent only the right to receive the Redemption Amount." The Company's publicly held Class A ordinary shares (the "Public Shares") have not been cancelled, however theNasdaq Stock Market has placed a trading halt on the Public shares. The trading halt will remain in place until the Company sets a redemption date for the Public Shares, at which point trading of the Public Shares will resume until the redemption date occurs. The corrected Item 8.01 is set forth in full below. On November 22, 2023, the Company issued a press release announcing the correction. A copy of the press release is attached as Exhibit 99.2 and incorporated herein by reference.
Document Period End Date	Nov. 11, 2023
Entity File Number	001-40755
Entity Registrant Name	Fat Projects Acquisition Corp
Entity Central Index Key	0001865045
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 Bukit Manis Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	099892
City Area Code	(65)
Local Phone Number	8590-2056
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and One Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and One Redeemable Warrant
Trading Symbol	FATPU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	FATP
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FATPW
Security Exchange Name	NASDAQ